UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number: 811-07707

               ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2006

                   Date of reporting period: February 28, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERSTEIN REAL ESTATE INVESTMENT FUND
PORTFOLIO OF INVESTMENTS
February 28, 2006 (unaudited)

Company                                                  Shares    U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS--97.8%

Real Estate Investment Trusts--96.4%
Apartment--17.1%
Archstone-Smith Trust                                    201,200    $ 9,536,880
AvalonBay Communities, Inc.                              108,700     11,196,100
Camden Property Trust                                     96,000      6,321,600
Equity Residential                                       249,100     11,279,248
Essex Property Trust, Inc.                                27,800      2,770,270
Mid-America Apartment Communities, Inc.                   81,600      4,430,880
United Dominion Realty Trust, Inc.                       102,400      2,739,200
                                                                    -----------
                                                                     48,274,178
                                                                    -----------
Diversified--6.0%
Digital Realty Trust, Inc.                               105,900      2,923,899
Vornado Realty Trust                                     157,000     13,971,430
                                                                    -----------
                                                                     16,895,329
                                                                    -----------
Health Care--1.6%
Ventas, Inc.                                              72,054      2,233,674
Windrose Medical Properties Trust                        149,100      2,202,207
                                                                    -----------
                                                                      4,435,881
                                                                    -----------
Hotels & Restaurants--9.1%
Equity Inns, Inc.                                        149,100      2,308,068
FelCor Lodging Trust, Inc.                               141,000      2,798,850
Host Marriott Corp.                                      477,300      9,273,939
LaSalle Hotel Properties                                  72,500      2,896,375
Strategic Hotel Capital, Inc.                             98,300      2,123,280
Sunstone Hotel Investors, Inc.                           213,400      6,265,424
                                                                    -----------
                                                                     25,665,936
                                                                    -----------
Office--20.6%
Alexandria Real Estate Equities, Inc.                    111,000      9,770,220
Boston Properties, Inc.                                  120,100     10,168,867
Brookfield Properties Corp.                              212,000      6,277,320
CarrAmerica Realty Corp.                                  62,100      2,574,666
Corporate Office Properties Trust                        217,300      9,022,296
Equity Office Properties Trust                           114,700      3,607,315
Maguire Properties, Inc.                                 185,300      6,270,552
Reckson Associates Realty Corp.                           89,000      3,640,100
SL Green Realty Corp.                                     78,450      6,818,089
                                                                    -----------
                                                                     58,149,425
                                                                    -----------
Regional Malls--14.0%
General Growth Properties, Inc.                          274,725     13,843,393
Simon Property Group, Inc.                               252,500     20,949,925
The Macerich Co.                                          64,700      4,661,635
                                                                    -----------
                                                                     39,454,953
                                                                    -----------

                                                       Shares or
                                                       Principal
                                                         Amount
Company                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------
Shopping Centers--12.6%
Developers Diversified Realty Corp.                      131,400      6,594,966
Federal Realty Investment Trust                           71,100      4,954,959
Kimco Realty Corp.                                       253,200      9,097,476
Pan Pacific Retail Properties, Inc.                       49,200      3,405,132
Regency Centers Corp.                                    120,700      7,785,150
Tanger Factory Outlet Centers, Inc.                      115,900      3,743,570
                                                                   ------------
                                                                     35,581,253
                                                                   ------------
Storage--5.4%
Public Storage, Inc.                                     169,400     13,216,588
Sovran Self Storage, Inc.                                 42,400      2,204,800
                                                                   ------------
                                                                     15,421,388
                                                                   ------------
Warehouse & Industrial--10.0%
AMB Property Corp.                                        42,500      2,280,125
EastGroup Properties, Inc.                                98,900      4,544,455
First Potomac Realty Trust                               128,750      3,816,150
ProLogis                                                 333,300     17,504,916
                                                                   ------------
                                                                     28,145,646
                                                                   ------------
Total Real Estate Investment Trusts                                 272,023,989
                                                                   ------------
Consumer Services--1.4%
Hotels & Restaurants--1.4%
Starwood Hotels & Resorts Worldwide, Inc.                 65,200      4,140,200
                                                                   ------------
Total Common Stocks
   (cost $169,752,124)                                              276,164,189
                                                                   ------------

SHORT-TERM INVESTMENT--2.8%
Time Deposit--2.8%
The Bank of New York
   3.50%, 3/01/06
   (cost $7,916,000)                                    $  7,916      7,916,000
                                                                   ------------
Total Investments--100.6%
   (cost $177,668,124)                                              284,080,189
Other assets less liabilities--(0.6%)                                (1,771,795)
                                                                   ------------
Net Assets--100%                                                   $282,308,394
                                                                   ------------

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant AllianceBernstein Real Estate Investment Fund, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: April 24, 2006


By: /s/ Mark D. Gersten
    ---------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial
    Officer

Date: April 24, 2006